OTHER ASSETS AND LIABILITIES - Schedule of Other Current Assets (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Other non-current assets
Customer acquisition costs (see Note 3)		$ 32	$ 30
Prepayments for property, plant and equipment and intangibles		35	40
Other non-financial assets		21	10
Total other non-current assets		88	80	[1]
Other current assets
Advances to suppliers		12	18
Prepaid taxes		3	2
Current deferred costs for DBSS project, licenses	[2]		3
Current portion of deferred cost related to connection fees		6	3
Other current assets		3
Total other current assets		$ 24	$ 26	[1]

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation
[2]	DBSS refers to Digital Business Support Systems